Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

May 30, 2007

Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account I ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Depositor" or "Sun Life US")
Registration Statement on Form N-6 ("Registration Statement")

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a Registration Statement on Form N-6 of Sun Life (U.S.) Variable Account I. The Registration Statement is being filed for the purpose of registering the variable portion of an indefinite number of flexible premium fixed and variable life insurance policies (ånew Policiesæ).

The prospectus within the Registration Statement is substantially similar to the prospectus within File No. 333-136435, declared effective February 1, 2007. The major differences between the prospectus for the new Policies and the prospectus within 333-136435 are as follows:

•	The new Policies have a different fund lineup.

•	The new Policies have a choice of death benefit compliance tests (Guideline Premium Test or Cash Value Accumulation Test).

•	The new Policies do not have a Deferred Expense Loan on Policy Year 1 Premium.

•	The new Policies have a Monthly Face Amount Charge.

•	The new Policies have three optional riders (Waiver of Monthly Deductions Rider, Payment of Stipulated Amount Rider and Charitable Giving Benefit Rider).

•
Many revisions are necessitated due to the fact 333-136435 is a Sun Life Insurance and Annuity Company of New York statement and this registration statement is for Sun Life Assurance Company of Canada (U.S.) and its US Variable Account. These have no impact on policy performance or policy benefits.

We do not believe that the enclosed Registration Statement presents any substantial novel disclosure or regulatory issues. A courtesy copy of the prospectus for the new Policies, to be provided to the Commission Staff under separate cover, has been redlined to show each difference between it and 333-136435.

Registrant intends file a pre-effective amendment to the Registration Statement to respond to any the Commission Staff’s comments. At that time, Registrant will update the Registration Statement with the December 31, 2006, financial statements of the Depositor.

Should you have any questions regarding this filing, please contact the undersigned at (781) 446-1638.

Respectfully yours,

/Susan J. Lazzo/

Susan J. Lazzo
Senior Counsel